Expense Example, No Redemption (Vanguard Institutional Target Retirement 2050 Fund Institutional) - Vanguard Institutional Target Retirement 2050 Fund - Vanguard Institutional Target Retirement 2050 Fund - Institutional Shares
	1 YEAR	3 YEAR
USD ($)	10	32